Unearned Revenue	12 Months Ended
Jun. 30, 2013
Unearned Revenue

NOTE 14 — UNEARNED REVENUE

Unearned revenue by segment was as follows, with segments with significant balances shown separately:

(In millions)

June 30,	2013	2012

Commercial Licensing	$18,460	$16,818
Commercial Other	2,272	1,529
Rest of the segments	1,667	1,712

Total	$22,399	$20,059